Note 8 Transfer between levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 19	€ 107	€ 596
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	3
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	19	107	596
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	3
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	181	115	887
Transfers into Level 3 of fair value hierarchy, assets	0	0	34
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	5,150	68	1
Transfers into Level 3 of fair value hierarchy, assets	30	14	135
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	251	1,425	1,191
Transfers into Level 3 of fair value hierarchy, assets	36	17	21
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	5,582	1,608	2,079
Transfers into Level 3 of fair value hierarchy, assets	66	31	190
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	269	461	36
Transfers out of level 2 into level 3	(144)	(45)	(177)
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	(1,021)	(301)	(660)
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	269	461	36
Transfers out of level 2 into level 3	877	(346)	(837)
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	344	1,238	89
Transfers out of level 2 into level 3	(272)	(78)	(666)
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	9	1	0
Transfers out of level 2 into level 3	0	0	(70)
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	7	1	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	762	1,348	1,296
Transfers out of level 2 into level 3	(43)	(12)	(205)
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,122	2,586	1,385
Transfers out of level 2 into level 3	(315)	(90)	(941)
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	(3)	(11)	(1)
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	259	380	372
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	(256)	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	103	121	262
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	(254)	(11)	(1)
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	362	501	635
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	30	16	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	200	199	497
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	35	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	33	18	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	13	103
Transfers out of level 3 into level 2 of fair value hierarchy assets	105	170	243
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	30	64	103
Transfers out of level 3 into level 2 of fair value hierarchy assets	€ 338	€ 387	€ 740